UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

     /s/ Andrew Marra     New York, NY     November 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $150,863 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D A M INC                    COM              00088U108       35    10000 SH       SOLE                    10000        0        0
ANNALY CAP MGMT INC            COM              035710409    27435  1512410 SH       SOLE                  1512410        0        0
CHEVRON CORP NEW               COM              166764100      479     6794 SH       SOLE                     6794        0        0
EXXON MOBIL CORP               COM              30231G102      205     2989 SH       SOLE                     2989        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109    14000    50000 SH  CALL SOLE                    50000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    90725  2003200 SH       SOLE                  2003200        0        0
PEACE ARCH ENTMT GROUP INC     COM              704586304        1    20000 SH       SOLE                    20000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      425    25000 SH  PUT  SOLE                    25000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      309    86500 SH       SOLE                    86500        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    14760    20000 SH  CALL SOLE                    20000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2472    25010 SH       SOLE                    25010        0        0
WAVE SYSTEMS CORP              COM NEW          943526301       17    19971 SH       SOLE                    19971        0        0